Condensed Consolidated Balance Sheets - USD ($) $ in Thousands		Sep. 30, 2021		Mar. 31, 2021		Mar. 31, 2020
Current assets:
Cash and cash equivalents		$ 2,497,330		$ 2,055,044		$ 2,183,207
Restricted cash		2,861		77,701		2,275
Other current assets		55,563		54,250		33,763
Total current assets		2,555,754		2,186,995		2,219,245
Property and equipment, net		16,904		14,749		8,962
Operating lease right-of-use assets		63,198		62,279		64,970
Restricted cash, net of current portion		8,933		8,931		83,770
Investments measured at fair value		436,780		188,978		93,445
Long-term investment		0		100,563		0
Other assets		21,337		27,197		6,659
Total assets		3,102,906		2,589,692		2,477,051
Current liabilities:
Accounts payable		77,158		20,550		10,306
Accrued expenses		104,111		76,936		68,621
Operating lease liabilities		11,518		12,313		7,839
Deferred consideration liability		100,000		100,000		0
Other current liabilities		10,657		9,162		5,352
Total current liabilities		303,444		218,961		92,118
Liability instruments measured at fair value		75,284		67,893		102,373
Operating lease liabilities, noncurrent		65,221		62,384		64,452
Long-term debt		199,869		170,280		108,592
Other liabilities		8,189		8,169		821
Total liabilities		652,007		527,687		368,356
Commitments and Contingencies
Redeemable noncontrolling interest		22,491		22,491		22,491
Shareholders' equity:
Common shares		0	[1]	0	[1],[2]	0	[2]
Additional paid-in capital		4,245,860	[1]	3,814,805	[1],[2]	3,143,739	[2]
Subscription receivable		0	[1]	(100,000)	[1],[2]	0	[2]
Accumulated deficit		(2,209,126)	[1]	(1,918,462)	[1],[2]	(1,109,228)	[2]
Accumulated other comprehensive income		1,281	[1]	1,445	[1],[2]	(2,349)	[2]
Shareholders' equity attributable to Roivant Sciences Ltd.		2,038,015	[1]	1,797,788	[1],[2]	2,032,162	[2]
Noncontrolling interests		390,393	[1]	241,726	[1],[2]	54,042	[2]
Total shareholders' equity	[1]	2,428,408		2,039,514	[2]	2,086,204	[2]
Total liabilities, redeemable noncontrolling interest and shareholders' equity		$ 3,102,906	[1]	$ 2,589,692	[1],[2]	$ 2,477,051	[2]

[1]	Retroactively restated for the stock subdivision as described in Note 3.
[2]	Retroactively restated for the stock subdivision as described in Note 1.